Financial Instruments - Schedule of Estimated Fair Value of Partnership's Financial Instruments on Recurring Basis (Footnotes) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Asset (Liability) $ | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable and accrued revenue included in accounts receivable and other assets	$ 10,944	$ 16,427
BG Joint Venture | Shipbuilding supervision and crew training services
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Discount rate over remaining duration of contract	8.00%
BG Joint Venture | Shipbuilding supervision and crew training services | Fair Value Asset (Liability) $ | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivable and accrued revenue included in accounts receivable and other assets	$ 10,900